UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01540

AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	June 30, 2023

Invesco EQV European Small Company Fund

Nasdaq:

A: ESMAX ∎ C: ESMCX ∎ Y: ESMYX ∎ R6: ESMSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/22 to 6/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.60%
Class C Shares	7.19
Class Y Shares	7.71
Class R6 Shares	7.78
MSCI Europe Small Cap Index▼ (Broad Market/Style-Specific Index)	8.04

Source(s): ▼RIMES Technologies Corp.

The MSCI Europe Small Cap Index is an unmanaged index considered representative of small-cap European stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV European Small Company Fund

Average Annual Total Returns
As of 6/30/23, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	9.42%
10 Years	6.55
5 Years	3.16
1 Year	9.42
Class C Shares
Inception (8/31/00)	9.42%
10 Years	6.52
5 Years	3.55
1 Year	13.84
Class Y Shares
Inception (10/3/08)	8.97%
10 Years	7.41
5 Years	4.59
1 Year	16.05
Class R6 Shares
10 Years	7.38%
5 Years	4.69
1 Year	16.21

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV European Small Company Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV European Small Company Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.19%
Denmark–0.38%
TCM Group A/S(a)(b)	81,388	$792,224

France–21.15%
Exail Technologies S.A.(b)	150,587	2,943,730

Gerard Perrier Industrie S.A.	61,983	6,763,499

HEXAOM	132,990	2,337,414

Infotel S.A.	126,803	7,972,597

Kaufman & Broad S.A.	228,694	6,767,531

Linedata Services	40,177	2,428,912

Neurones	204,783	8,917,309

Prodways Group S.A.(b)	25,097	44,594

Totalenergies EP Gabon	26,924	5,354,611

		43,530,197

Georgia–2.91%
TBC Bank Group PLC	190,852	5,984,582

Germany–3.84%
CompuGroup Medical SE & Co. KGaA	74,253	3,652,610

flatexDEGIRO AG(b)	280,740	2,782,600

MorphoSys AG(b)	49,430	1,469,553

		7,904,763

Greece–1.87%
Karelia Tobacco Co., Inc. S.A.	10,265	3,853,114

Ireland–1.76%
Origin Enterprises PLC	993,855	3,616,732

Israel–3.77%
Hilan Ltd.	142,809	7,064,479

MIND C.T.I. Ltd.	355,056	694,134

		7,758,613

Italy–4.84%
Gruppo MutuiOnline S.p.A.	85,783	2,887,660

MARR S.p.A.	221,550	3,398,544

Technogym S.p.A.(a)	397,739	3,686,098

		9,972,302

Netherlands–1.23%
SBM Offshore N.V.	185,296	2,541,688

Norway–1.22%
Bouvet ASA	414,124	2,504,504

Poland–5.78%
LiveChat Software S.A.	146,000	4,624,937

Mo-BRUK S.A.	42,644	2,863,494

Warsaw Stock Exchange	471,420	4,414,081

		11,902,512

Portugal–0.71%
Conduril - Engenharia S.A.	46,308	1,465,408

Investment Abbreviations:

BR    – Bearer Shares

SDR – Swedish Depository Receipt

	Shares	Value

Romania–3.92%
Fondul Proprietatea S.A.	18,836,533	$8,068,778

Sweden–2.78%
Kindred Group PLC, SDR	340,115	3,623,367

Proact IT Group AB	287,095	2,105,580

		5,728,947

Switzerland–4.03%
Carlo Gavazzi Holding AG, BR	9,525	4,010,472

Kardex Holding AG	19,018	4,276,945

		8,287,417

United Kingdom–29.63%
4imprint Group PLC	29,500	1,801,380

City of London Investment Group PLC	900,000	4,617,352

Clarkson PLC	164,808	6,195,546

DCC PLC	81,327	4,545,787

Diploma PLC	246,427	9,356,907

Ergomed PLC(b)	161,000	1,993,334

Eurocell PLC	721,500	1,022,226

FDM Group Holdings PLC	155,000	1,105,690

Gamma Communications PLC	115,000	1,669,278

IG Group Holdings PLC	582,364	5,005,612

ME Group International PLC	2,052,000	4,277,070

Mortgage Advice Bureau Holdings Ltd.	260,274	1,956,303

Renew Holdings PLC	860,626	8,133,040

SafeStyle UK PLC	3,715,000	802,243

Savills PLC	256,870	2,782,904

Serco Group PLC	1,695,918	3,353,492

XP Power Ltd.	94,931	2,378,057

		60,996,221

United States–1.37%
Signify N.V.	100,258	2,811,309

Total Common Stocks & Other Equity Interests (Cost $152,121,540)		187,719,311

Money Market Funds–8.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(c)(d)	5,762,138	5,762,138

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(c)(d)	4,751,809	4,752,284

Invesco Treasury Portfolio, Institutional Class, 5.03%(c)(d)	6,585,300	6,585,300

Total Money Market Funds (Cost $17,099,066)		17,099,722

TOTAL INVESTMENTS IN SECURITIES–99.49% (Cost $169,220,606)		204,819,033

OTHER ASSETS LESS LIABILITIES–0.51%		1,040,793

NET ASSETS–100.00%		$205,859,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV European Small Company Fund

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $4,478,322, which represented 2.18% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,641,820	$12,949,497	$ (9,829,179)	$ -	$ -	$ 5,762,138	$171,642
Invesco Liquid Assets Portfolio, Institutional Class	2,524,753	9,249,641	(7,020,842)	(882)	(386)	4,752,284	130,714
Invesco Treasury Portfolio, Institutional Class	3,019,224	14,799,425	(11,233,349)	-	-	6,585,300	180,748
Total	$8,185,797	$36,998,563	$(28,083,370)	$(882)	$(386)	$17,099,722	$483,104

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	33.05%

Information Technology	14.74

Financials	13.43

Consumer Discretionary	10.44

Consumer Staples	5.28

Investment Companies	3.92

Energy	3.83

Health Care	3.46

Other Sectors, Each Less than 2% of Net Assets	3.03

Money Market Funds Plus Other Assets Less Liabilities	8.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV European Small Company Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $152,121,540)	$187,719,311

Investments in affiliated money market funds, at value (Cost $17,099,066)	17,099,722

Foreign currencies, at value (Cost $489,144)	490,721

Receivable for: Fund shares sold	26,543

Dividends	881,776

Investment for trustee deferred compensation and retirement plans	50,001

Other assets	37,450

Total assets	206,305,524

Liabilities:
Payable for:
Fund shares reacquired	273,072

Accrued fees to affiliates	80,634

Accrued other operating expenses	35,796

Trustee deferred compensation and retirement plans	56,196

Total liabilities	445,698

Net assets applicable to shares outstanding	$205,859,826

Net assets consist of:
Shares of beneficial interest	$166,624,455

Distributable earnings	39,235,371

$205,859,826

Net Assets:
Class A	$100,602,543

Class C	$2,113,834

Class Y	$94,084,128

Class R6	$9,059,321

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,831,173

Class C	155,720

Class Y	6,351,899

Class R6	611,347

Class A:
Net asset value per share	$14.73

Maximum offering price per share (Net asset value of $14.73 ÷ 94.50%)	$15.59

Class C:
Net asset value and offering price per share	$13.57

Class Y:
Net asset value and offering price per share	$14.81

Class R6:
Net asset value and offering price per share	$14.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV European Small Company Fund

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $417,000)	$4,791,594

Dividends from affiliates (includes net securities lending income of $3,100)	486,204

Total investment income	5,277,798

Expenses:
Advisory fees	934,786

Administrative services fees	13,846

Custodian fees	16,202

Distribution fees:
Class A	122,324

Class C	12,104

Transfer agent fees – A, C and Y	116,465

Transfer agent fees – R6	1,178

Trustees’ and officers’ fees and benefits	6,989

Registration and filing fees	33,730

Reports to shareholders	14,797

Professional services fees	28,971

Other	5,561

Total expenses	1,306,953

Less: Fees waived and/or expense offset arrangement(s)	(12,402)

Net expenses	1,294,551

Net investment income	3,983,247

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,783,154

Affiliated investment securities	(386)

Foreign currencies	77,440

1,860,208

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,509,498

Affiliated investment securities	(882)

Foreign currencies	(49,661)

8,458,955

Net realized and unrealized gain	10,319,163

Net increase in net assets resulting from operations	$14,302,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV European Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:

Net investment income	$3,983,247	$6,461,050

Net realized gain	1,860,208	17,575,640

Change in net unrealized appreciation (depreciation)	8,458,955	(68,933,835)

Net increase (decrease) in net assets resulting from operations	14,302,410	(44,897,145)

Distributions to shareholders from distributable earnings:

Class A	–	(9,757,917)

Class C	–	(269,202)

Class Y	–	(8,046,073)

Class R6	–	(933,877)

Total distributions from distributable earnings	–	(19,007,069)

Share transactions–net:

Class A	(1,570,798)	1,995,292

Class C	(618,714)	(619,774)

Class Y	12,307,382	(27,224,590)

Class R6	(419,444)	(622,420)

Net increase (decrease) in net assets resulting from share transactions	9,698,426	(26,471,492)

Net increase (decrease) in net assets	24,000,836	(90,375,706)

Net assets:

Beginning of period	181,858,990	272,234,696

End of period	$205,859,826	$181,858,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV European Small Company Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/23	$13.69	$0.28		$0.76	$1.04	$ –	$ –	$ –	$14.73	7.60%	$100,603	1.41	%(d)	1.42	%(d)	3.87	%(d)	11%
Year ended 12/31/22	18.25	0.46	(e)	(3.48)	(3.02)	(0.36)	(1.18)	(1.54)	13.69	(16.25)	94,975	1.48		1.49		3.06	(e)	5
Year ended 12/31/21	15.18	0.21		3.46	3.67	(0.53)	(0.07)	(0.60)	18.25	24.27	123,121	1.33		1.33		1.22		10
Year ended 12/31/20	14.24	0.14	(e)	1.21	1.35	(0.17)	(0.24)	(0.41)	15.18	9.60	99,172	1.53		1.54		1.09	(e)	6
Year ended 12/31/19	13.23	0.34	(e)	1.67	2.01	(0.63)	(0.37)	(1.00)	14.24	15.23	121,763	1.42		1.43		2.40	(e)	1
Year ended 12/31/18	16.58	0.28		(2.80)	(2.52)	(0.29)	(0.54)	(0.83)	13.23	(15.21)	127,904	1.35		1.38		1.73		11
Class C
Six months ended 06/30/23	12.66	0.20		0.71	0.91	–	–	–	13.57	7.19	2,114	2.16	(d)	2.17	(d)	3.12	(d)	11
Year ended 12/31/22	17.04	0.33	(e)	(3.27)	(2.94)	(0.26)	(1.18)	(1.44)	12.66	(16.94)	2,568	2.23		2.24		2.31	(e)	5
Year ended 12/31/21	14.01	0.08		3.19	3.27	(0.17)	(0.07)	(0.24)	17.04	23.35	4,215	2.08		2.08		0.47		10
Year ended 12/31/20	13.27	0.04	(e)	1.11	1.15	(0.17)	(0.24)	(0.41)	14.01	8.80	6,370	2.28		2.29		0.34	(e)	6
Year ended 12/31/19	12.36	0.22	(e)	1.56	1.78	(0.50)	(0.37)	(0.87)	13.27	14.44	12,200	2.17		2.18		1.65	(e)	1
Year ended 12/31/18	15.52	0.15		(2.61)	(2.46)	(0.16)	(0.54)	(0.70)	12.36	(15.89)	22,684	2.10		2.13		0.98		11
Class Y
Six months ended 06/30/23	13.75	0.29		0.77	1.06	–	–	–	14.81	7.71	94,084	1.16	(d)	1.17	(d)	4.12	(d)	11
Year ended 12/31/22	18.33	0.51	(e)	(3.51)	(3.00)	(0.40)	(1.18)	(1.58)	13.75	(16.06)	75,529	1.23		1.24		3.31	(e)	5
Year ended 12/31/21	15.27	0.26		3.48	3.74	(0.61)	(0.07)	(0.68)	18.33	24.62	132,546	1.08		1.08		1.47		10
Year ended 12/31/20	14.29	0.18	(e)	1.21	1.39	(0.17)	(0.24)	(0.41)	15.27	9.85	121,746	1.28		1.29		1.34	(e)	6
Year ended 12/31/19	13.27	0.38	(e)	1.68	2.06	(0.67)	(0.37)	(1.04)	14.29	15.56	230,577	1.17		1.18		2.65	(e)	1
Year ended 12/31/18	16.64	0.32		(2.81)	(2.49)	(0.34)	(0.54)	(0.88)	13.27	(15.01)	410,107	1.10		1.13		1.98		11
Class R6
Six months ended 06/30/23	13.75	0.30		0.77	1.07	–	–	–	14.82	7.78	9,059	1.07	(d)	1.08	(d)	4.21	(d)	11
Year ended 12/31/22	18.33	0.52	(e)	(3.50)	(2.98)	(0.42)	(1.18)	(1.60)	13.75	(15.95)	8,787	1.11		1.12		3.43	(e)	5
Year ended 12/31/21	15.28	0.27		3.48	3.75	(0.63)	(0.07)	(0.70)	18.33	24.72	12,353	1.00		1.00		1.55		10
Year ended 12/31/20	14.28	0.19	(e)	1.22	1.41	(0.17)	(0.24)	(0.41)	15.28	9.99	11,029	1.19		1.20		1.43	(e)	6
Year ended 12/31/19	13.27	0.39	(e)	1.67	2.06	(0.68)	(0.37)	(1.05)	14.28	15.59	14,875	1.09		1.10		2.73	(e)	1
Year ended 12/31/18	16.64	0.33		(2.81)	(2.48)	(0.35)	(0.54)	(0.89)	13.27	(14.93)	18,243	1.04		1.07		2.04		11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.35 and 2.33%, $0.22 and 1.58%, $0.40 and 2.58% and $0.41 and 2.70% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2020. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.08 and 0.62%, $(0.02) and (0.13)%, $0.12 and 0.87% and $0.13 and 0.96% for Class A, Class C, Class Y and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2019. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.24 and 1.66%, $0.12 and 0.91%, $0.28 and 1.91% and $0.29 and 1.99% for Class A, Class C, Class Y and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV European Small Company Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV European Small Company Fund, formerly Invesco European Small Company Fund, (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco EQV European Small Company Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

12	Invesco EQV European Small Company Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.935%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $10,423.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

13	Invesco EQV European Small Company Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2023, IDI advised the Fund that IDI retained $5,069 in front-end sales commissions from the sale of Class A shares and $5 and $90 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2023, the Fund incurred $4,713 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Denmark	$–	$792,224	$–	$792,224

France	–	43,530,197	–	43,530,197

Georgia	–	5,984,582	–	5,984,582

Germany	–	7,904,763	–	7,904,763

Greece	–	3,853,114	–	3,853,114

Ireland	–	3,616,732	–	3,616,732

Israel	694,134	7,064,479	–	7,758,613

Italy	–	9,972,302	–	9,972,302

Netherlands	–	2,541,688	–	2,541,688

Norway	–	2,504,504	–	2,504,504

Poland	–	11,902,512	–	11,902,512

Portugal	1,465,408	–	–	1,465,408

Romania	–	8,068,778	–	8,068,778

Sweden	–	5,728,947	–	5,728,947

Switzerland	–	8,287,417	–	8,287,417

United Kingdom	–	60,996,221	–	60,996,221

United States	–	2,811,309	–	2,811,309

Money Market Funds	17,099,722	–	–	17,099,722

Total Investments	$19,259,264	$185,559,769	$–	$204,819,033

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,979.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

14	Invesco EQV European Small Company Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $31,555,308 and $19,303,616, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$54,415,694

Aggregate unrealized (depreciation) of investments	(25,869,978)

Net unrealized appreciation of investments	$28,545,716

Cost of investments for tax purposes is $176,273,318.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	312,112	$4,459,562	1,022,926	$15,388,545

Class C	16,494	221,079	24,297	377,876

Class Y	1,476,767	21,219,957	677,184	10,266,872

Class R6	53,703	760,495	85,412	1,307,791

Issued as reinvestment of dividends:
Class A	–	–	651,241	8,628,939

Class C	–	–	20,805	255,064

Class Y	–	–	495,044	6,584,080

Class R6	–	–	59,397	789,986

Automatic conversion of Class C shares to Class A shares:
Class A	32,771	469,939	25,520	372,699

Class C	(35,500)	(469,939)	(27,475)	(372,699)

Reacquired:
Class A	(453,383)	(6,500,299)	(1,506,103)	(22,394,891)

Class C	(28,062)	(369,854)	(62,239)	(880,015)

Class Y	(618,750)	(8,912,575)	(2,910,203)	(44,075,542)

Class R6	(81,516)	(1,179,939)	(179,628)	(2,720,197)

Net increase (decrease) in share activity	674,636	$9,698,426	(1,623,822)	$(26,471,492)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco EQV European Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,076.00	$7.26	$1,017.80	$7.05	1.41%
Class C	1,000.00	1,071.90	11.10	1,014.08	10.79	2.16
Class Y	1,000.00	1,077.10	5.97	1,019.04	5.81	1.16
Class R6	1,000.00	1,077.80	5.51	1,019.49	5.36	1.07

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco EQV European Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco EQV European Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior

Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the MSCI Europe Small Cap Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the first quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance

17	Invesco EQV European Small Company Fund

of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fifth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the Fund’s actual management fees and total expenses relative to peers and how the Fund’s expense group does not differentiate by capitalization weightings. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the

Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

18	Invesco EQV European Small Company Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

19	Invesco EQV European Small Company Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	ESC-SAR-1

Semiannual Report to Shareholders	June 30, 2023

Invesco EQV International Small Company Fund

Nasdaq:

A: IEGAX ∎ C: IEGCX ∎ Y: IEGYX ∎ R5: IEGIX ∎ R6: IEGFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/22 to 6/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.65%
Class C Shares	5.28
Class Y Shares	5.81
Class R5 Shares	6.04
Class R6 Shares	6.04
MSCI All Country World ex USA Small Cap Index▼ (Broad Market/Style-Specific Index)	6.84

  Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV International Small Company Fund

Average Annual Total Returns
As of 6/30/23, including maximum applicable sales charges
Class A Shares
Inception (8/31/00)	8.00%
10 Years	4.59
5 Years	3.00
1 Year	4.22

Class C Shares
Inception (8/31/00)	8.00%
10 Years	4.56
5 Years	3.39
1 Year	8.50

Class Y Shares
Inception (10/3/08)	7.78%
10 Years	5.45
5 Years	4.43
1 Year	10.56

Class R5 Shares
Inception (10/25/05)	7.23%
10 Years	5.58
5 Years	4.58
1 Year	10.85

Class R6 Shares
Inception (9/24/12)	5.56%
10 Years	5.66
5 Years	4.66
1 Year	10.93

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV International Small Company Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV International Small Company Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.22%
Brazil–7.22%
Arcos Dorados Holdings, Inc., Class A	523,097	$ 5,361,744

Multiplan Empreendimentos Imobiliarios S.A.	1,832,200	10,587,898

TOTVS S.A.	837,600	5,244,402

Wilson Sons Holdings Brasil S.A.	3,008,682	8,482,772

		29,676,816

Canada–7.89%
Calian Group Ltd.	229,300	10,650,182

E-L Financial Corp. Ltd.	13,106	9,165,544

Information Services Corp.	404,100	6,463,770

Total Energy Services, Inc.	670,190	4,446,854

Trican Well Service Ltd.	639,308	1,703,534

		32,429,884

China–2.98%
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	1,833,949	4,632,627

Tongcheng Travel Holdings Ltd.(a)(b)	3,632,000	7,622,710

		12,255,337

Denmark–0.43%
TCM Group A/S(a)(b)	183,645	1,787,585

Egypt–1.83%
Eastern Co. S.A.E.	5,694,856	3,932,952

Integrated Diagnostics Holdings PLC(a)	7,477,870	3,590,470

		7,523,422

France–9.23%
Exail Technologies S.A.(b)(c)	260,276	5,087,970

Guillemot Corp.(c)	261,198	1,909,836

Kaufman & Broad S.A.	189,837	5,617,672

Linedata Services	58,928	3,562,508

Metropole Television S.A.	125,460	1,777,658

Neurones	114,859	5,001,554

Precia S.A.	301,628	9,248,155

Prodways Group S.A.(b)	43,379	77,079

Societe Pour L’Informatique Industrielle SII	95,859	5,638,234

		37,920,666

Georgia–2.60%
TBC Bank Group PLC	340,968	10,691,797

Germany–3.94%
Cherry SE(b)	368,000	1,553,851

CompuGroup Medical SE & Co. KGaA	99,578	4,898,382

flatexDEGIRO AG(b)	549,386	5,445,328

MorphoSys AG(b)	83,120	2,471,157

VITA 34 AG(b)	296,986	1,808,498

		16,177,216

India–0.83%
Emami Ltd.	659,682	3,423,353

	Shares	Value

Indonesia–4.60%
PT Kalbe Farma Tbk	49,480,300	$ 6,761,665

PT Mitra Keluarga Karyasehat Tbk(a)	38,349,700	6,874,607

PT Pakuwon Jati Tbk	161,499,300	5,288,542

		18,924,814

Ireland–0.44%
Origin Enterprises PLC	495,000	1,801,352

Italy–4.45%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	4,891,624

MARR S.p.A.(c)	295,150	4,527,557

Openjobmetis Spa agenzia per il lavoro	401,136	3,861,290

Technogym S.p.A.(a)	543,169	5,033,889

		18,314,360

Japan–4.55%
Nabtesco Corp.(c)	255,100	5,631,443

Tokyo Ohka Kogyo Co. Ltd.(c)	76,500	4,688,003

Zuken, Inc.	308,900	8,386,087

		18,705,533

Malaysia–2.17%
Bursa Malaysia Bhd.	2,283,700	3,153,565

Heineken Malaysia Bhd.	1,028,600	5,751,481

		8,905,046

Mexico–3.92%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	8,975,963

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	670,266	7,122,041

		16,098,004

Netherlands–0.75%
SBM Offshore N.V.	223,727	3,068,842

New Zealand–0.70%
Freightways Group Ltd.	559,830	2,863,430

Poland–3.13%
LiveChat Software S.A.	268,000	8,489,610

Mo-BRUK S.A.	64,932	4,360,108

		12,849,718

Romania–1.55%
Fondul Proprietatea S.A.	14,855,342	6,363,403

South Africa–1.98%
Combined Motor Holdings Ltd.	2,114,569	3,164,319

Karooooo Ltd.	214,000	4,990,480

		8,154,799

South Korea–1.43%
Douzone Bizon Co. Ltd.	52,160	1,232,551

LEENO Industrial, Inc.	41,447	4,643,826

		5,876,377

Spain–0.96%
Construcciones y Auxiliar de Ferrocarriles S.A.	117,396	3,944,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV International Small Company Fund

	Shares	Value

Sweden–2.18%
Kindred Group PLC, SDR	614,821	$ 6,549,908

Proact IT Group AB	329,786	2,418,680

		8,968,588

Switzerland–1.18%
Kardex Holding AG	21,500	4,835,120

Taiwan–2.57%
ASPEED Technology, Inc.	31,000	2,860,754

Visual Photonics Epitaxy Co. Ltd.	2,047,000	7,691,293

		10,552,047

United Kingdom–14.54%
4imprint Group PLC	70,000	4,274,463

Bioventix PLC	32,000	1,564,782

Character Group PLC (The)	440,000	1,682,189

Clarkson PLC	142,000	5,338,136

DCC PLC	139,050	7,772,224

Diploma PLC	91,915	3,490,040

EMIS Group PLC	105,500	1,836,304

Eurocell PLC	1,106,000	1,566,989

IG Group Holdings PLC	937,045	8,054,213

Mortgage Advice Bureau Holdings Ltd.	673,446	5,061,836

Renew Holdings PLC	608,291	5,748,438

Savills PLC	413,099	4,475,474

Serco Group PLC	2,100,000	4,152,519

XP Power Ltd.	189,578	4,748,999

		59,766,606

United States–2.17%
Epsilon Energy Ltd.	272,280	1,453,975

Signify N.V.	164,896	4,623,807

	Shares	Value

United States–(continued)
VAALCO Energy, Inc.	760,947	$ 2,861,161

		8,938,943

Total Common Stocks & Other Equity Interests (Cost $320,199,993)		370,817,281

Money Market Funds–9.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	13,073,142	13,073,142

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	9,504,958	9,505,908

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	14,940,734	14,940,734

Total Money Market Funds (Cost $37,517,867)		37,519,784

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.35% (Cost $357,717,860)		408,337,065

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.53%
Invesco Private Government Fund, 5.10%(d)(e)(f)	2,919,256	2,919,256

Invesco Private Prime Fund, 5.23%(d)(e)(f)	7,507,409	7,506,658

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,426,151)		10,425,914

TOTAL INVESTMENTS IN SECURITIES–101.88% (Cost $368,144,011)		418,762,979

OTHER ASSETS LESS LIABILITIES–(1.88)%		(7,740,683)

NET ASSETS–100.00%		$411,022,296

Investment Abbreviations:

RSP – Registered Savings Plan Shares

SDR – Swedish Depository Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $24,909,261, which represented 6.06% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,529,276	$12,620,779	$(12,076,913)	$ -	$ -	$13,073,142	$288,571
Invesco Liquid Assets Portfolio, Institutional Class	9,118,741	9,014,843	(8,626,368)	(1,696)	388	9,505,908	213,446
Invesco Treasury Portfolio, Institutional Class	14,319,172	14,423,748	(13,802,186)	-	-	14,940,734	329,219
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,744,729	(3,825,473)	-	-	2,919,256	16,157*
Invesco Private Prime Fund	-	16,712,008	(9,204,502)	(237)	(611)	7,506,658	42,671*
Total	$35,967,189	$59,516,107	$(47,535,442)	$(1,933)	$(223)	$47,945,698	$890,064

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV International Small Company Fund

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	26.40%

Information Technology	15.48

Financials	12.30

Consumer Discretionary	8.96

Health Care	7.25

Real Estate	6.52

Consumer Staples	5.86

Energy	3.29

Other Sectors, Each Less than 2% of Net Assets	4.16

Money Market Funds Plus Other Assets Less Liabilities	9.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV International Small Company Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $320,199,993)*	$370,817,281

Investments in affiliated money market funds, at value (Cost $47,944,018)	47,945,698

Cash	14,875

Foreign currencies, at value (Cost $1,115,821)	1,109,411

Receivable for:
Fund shares sold	863,333

Dividends	1,934,273

Investment for trustee deferred compensation and retirement plans	81,326

Other assets	50,850

Total assets	422,817,047

Liabilities:
Payable for:
Investments purchased	471,513

Fund shares reacquired	534,474

Collateral upon return of securities loaned	10,426,151

Accrued fees to affiliates	213,510

Accrued other operating expenses	61,423

Trustee deferred compensation and retirement plans	87,680

Total liabilities	11,794,751

Net assets applicable to shares outstanding	$411,022,296

Net assets consist of:
Shares of beneficial interest	$353,177,725

Distributable earnings	57,844,571

$411,022,296

Net Assets:
Class A	$137,488,631

Class C	$2,885,105

Class Y	$71,660,791

Class R5	$19,699,700

Class R6	$179,288,069

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	7,133,389

Class C	159,156

Class Y	3,708,627

Class R5	1,028,845

Class R6	9,368,832

Class A:
Net asset value per share	$19.27

Maximum offering price per share (Net asset value of $19.27 ÷ 94.50%)	$20.39

Class C:
Net asset value and offering price per share	$18.13

Class Y:
Net asset value and offering price per share	$19.32

Class R5:
Net asset value and offering price per share	$19.15

Class R6:
Net asset value and offering price per share	$19.14

*	At June 30, 2023, securities with an aggregate value of $10,126,852 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV International Small Company Fund

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $686,970)	$7,198,777

Dividends from affiliates (includes net securities lending income of $5,525)	836,761

Total investment income	8,035,538

Expenses:
Advisory fees	1,813,161

Administrative services fees	27,424

Custodian fees	25,543

Distribution fees:
Class A	168,160

Class C	14,143

Transfer agent fees – A, C and Y	466,850

Transfer agent fees – R5	10,292

Transfer agent fees – R6	23,873

Trustees’ and officers’ fees and benefits	7,503

Registration and filing fees	49,019

Reports to shareholders	74,854

Professional services fees	46,066

Other	7,876

Total expenses	2,734,764

Less: Fees waived and/or expense offset arrangement(s)	(21,583)

Net expenses	2,713,181

Net investment income	5,322,357

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:

Unaffiliated investment securities	4,338,941

Affiliated investment securities	(223)

Foreign currencies	191,030

4,529,748

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	12,104,236

Affiliated investment securities	(1,933)

Foreign currencies	18,410

12,120,713

Net realized and unrealized gain	16,650,461

Net increase in net assets resulting from operations	$21,972,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV International Small Company Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:

Net investment income	$5,322,357	$9,275,661

Net realized gain	4,529,748	3,238,030

Change in net unrealized appreciation (depreciation)	12,120,713	(50,791,313)

Net increase (decrease) in net assets resulting from operations	21,972,818	(38,277,622)

Distributions to shareholders from distributable earnings:

Class A	–	(3,833,669)

Class C	–	(63,024)

Class Y	–	(2,041,537)

Class R5	–	(634,773)

Class R6	–	(5,014,570)

Total distributions from distributable earnings	–	(11,587,573)

Share transactions–net:
Class A	(1,942,688)	1,811,612

Class C	29,402	(279,008)

Class Y	2,154,235	34,010,432

Class R5	(1,377,224)	11,063,184

Class R6	18,997,279	38,488,822

Net increase in net assets resulting from share transactions	17,861,004	85,095,042

Net increase in net assets	39,833,822	35,229,847

Net assets:

Beginning of period	371,188,474	335,958,627

End of period	$411,022,296	$371,188,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV International Small Company Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/23	$18.24	$ 0.22		$ 0.81	$ 1.03	$ –	$ –	$ –	$19.27	5.65%	$137,489	1.74	%(d)	1.75	%(d)	2.36	%(d)	3%
Year ended 12/31/22	21.18	0.48	(e)	(2.88)	(2.40)	(0.35)	(0.19)	(0.54)	18.24	(11.27)	131,971	1.49		1.50		2.55	(e)	10
Year ended 12/31/21	18.67	0.26		3.14	3.40	(0.38)	(0.51)	(0.89)	21.18	18.38	150,947	1.47		1.47		1.21		6
Year ended 12/31/20	17.13	0.09		1.66	1.75	(0.10)	(0.11)	(0.21)	18.67	10.23	127,417	1.60		1.61		0.57		10
Year ended 12/31/19	15.14	0.28		2.49	2.77	(0.40)	(0.38)	(0.78)	17.13	18.37	139,919	1.55		1.56		1.70		10
Year ended 12/31/18	19.33	0.38	(f)	(3.98)	(3.60)	(0.34)	(0.25)	(0.59)	15.14	(18.67)	131,610	1.55		1.56		2.07	(f)	15
Class C
Six months ended 06/30/23	17.22	0.14		0.77	0.91	–	–	–	18.13	5.28	2,885	2.49	(d)	2.50	(d)	1.61	(d)	3
Year ended 12/31/22	20.02	0.32	(e)	(2.72)	(2.40)	(0.21)	(0.19)	(0.40)	17.22	(11.94)	2,713	2.24		2.25		1.80	(e)	10
Year ended 12/31/21	17.69	0.09		2.98	3.07	(0.23)	(0.51)	(0.74)	20.02	17.51	3,472	2.22		2.22		0.46		6
Year ended 12/31/20	16.30	(0.03)		1.55	1.52	(0.02)	(0.11)	(0.13)	17.69	9.36	3,151	2.35		2.36		(0.18)		10
Year ended 12/31/19	14.41	0.15		2.36	2.51	(0.24)	(0.38)	(0.62)	16.30	17.45	4,213	2.30		2.31		0.95		10
Year ended 12/31/18	18.38	0.23	(f)	(3.76)	(3.53)	(0.19)	(0.25)	(0.44)	14.41	(19.24)	12,845	2.30		2.31		1.32	(f)	15
Class Y
Six months ended 06/30/23	18.26	0.25		0.81	1.06	–	–	–	19.32	5.81	71,661	1.49	(d)	1.50	(d)	2.61	(d)	3
Year ended 12/31/22	21.21	0.52	(e)	(2.88)	(2.36)	(0.40)	(0.19)	(0.59)	18.26	(11.08)	65,634	1.24		1.25		2.80	(e)	10
Year ended 12/31/21	18.69	0.31		3.16	3.47	(0.44)	(0.51)	(0.95)	21.21	18.70	37,629	1.22		1.22		1.46		6
Year ended 12/31/20	17.15	0.13		1.66	1.79	(0.14)	(0.11)	(0.25)	18.69	10.47	34,240	1.35		1.36		0.82		10
Year ended 12/31/19	15.16	0.32		2.50	2.82	(0.45)	(0.38)	(0.83)	17.15	18.66	46,477	1.30		1.31		1.95		10
Year ended 12/31/18	19.36	0.43	(f)	(3.99)	(3.56)	(0.39)	(0.25)	(0.64)	15.16	(18.44)	42,878	1.30		1.31		2.32	(f)	15
Class R5
Six months ended 06/30/23	18.06	0.28		0.81	1.09	–	–	–	19.15	6.04	19,700	1.14	(d)	1.15	(d)	2.96	(d)	3
Year ended 12/31/22	20.99	0.54	(e)	(2.86)	(2.32)	(0.42)	(0.19)	(0.61)	18.06	(11.00)	19,913	1.12		1.13		2.92	(e)	10
Year ended 12/31/21	18.51	0.32		3.13	3.45	(0.46)	(0.51)	(0.97)	20.99	18.78	11,009	1.13		1.13		1.55		6
Year ended 12/31/20	16.98	0.15		1.65	1.80	(0.16)	(0.11)	(0.27)	18.51	10.64	6,297	1.22		1.23		0.95		10
Year ended 12/31/19	15.01	0.34		2.48	2.82	(0.47)	(0.38)	(0.85)	16.98	18.84	5,656	1.18		1.19		2.07		10
Year ended 12/31/18	19.18	0.44	(f)	(3.96)	(3.52)	(0.40)	(0.25)	(0.65)	15.01	(18.37)	5,059	1.21		1.22		2.41	(f)	15
Class R6
Six months ended 06/30/23	18.05	0.28		0.81	1.09	–	–	–	19.14	6.04	179,288	1.07	(d)	1.08	(d)	3.03	(d)	3
Year ended 12/31/22	20.97	0.56	(e)	(2.86)	(2.30)	(0.43)	(0.19)	(0.62)	18.05	(10.91)	150,958	1.05		1.06		2.99	(e)	10
Year ended 12/31/21	18.49	0.34		3.12	3.46	(0.47)	(0.51)	(0.98)	20.97	18.88	132,901	1.06		1.06		1.62		6
Year ended 12/31/20	16.96	0.16		1.65	1.81	(0.17)	(0.11)	(0.28)	18.49	10.72	79,958	1.15		1.16		1.02		10
Year ended 12/31/19	15.00	0.35		2.47	2.82	(0.48)	(0.38)	(0.86)	16.96	18.88	79,608	1.11		1.12		2.14		10
Year ended 12/31/18	19.17	0.45	(f)	(3.95)	(3.50)	(0.42)	(0.25)	(0.67)	15.00	(18.31)	75,590	1.14		1.15		2.48	(f)	15

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.03%, $0.22 and 1.28%, $0.42 and 2.28%, $0.44 and 2.40% and $0.46 and 2.47% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

(f)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.33 and 1.82%, $0.18 and 1.07%, $0.38 and 2.07%, $0.39 and 2.16% and $0.40 and 2.23% for Class A, Class C, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV International Small Company Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV International Small Company Fund, formerly Invesco International Small Company Fund, (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco EQV International Small Company Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

13	Invesco EQV International Small Company Fund

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00% of the Fund’s average daily net assets, respectively (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $19,950.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

14	Invesco EQV International Small Company Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2023, IDI advised the Fund that IDI retained $6,250 in front-end sales commissions from the sale of Class A shares and $352 and $28 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2023, the Fund incurred $4,134 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Brazil	$29,676,816	$–	$–	$29,676,816

Canada	32,429,884	–	–	32,429,884

China	–	12,255,337	–	12,255,337

Denmark	–	1,787,585	–	1,787,585

Egypt	3,932,952	3,590,470	–	7,523,422

France	–	37,920,666	–	37,920,666

Georgia	–	10,691,797	–	10,691,797

Germany	–	16,177,216	–	16,177,216

India	–	3,423,353	–	3,423,353

Indonesia	–	18,924,814	–	18,924,814

Ireland	–	1,801,352	–	1,801,352

Italy	–	18,314,360	–	18,314,360

Japan	–	18,705,533	–	18,705,533

Malaysia	–	8,905,046	–	8,905,046

Mexico	16,098,004	–	–	16,098,004

Netherlands	–	3,068,842	–	3,068,842

New Zealand	–	2,863,430	–	2,863,430

Poland	–	12,849,718	–	12,849,718

Romania	–	6,363,403	–	6,363,403

South Africa	4,990,480	3,164,319	–	8,154,799

South Korea	–	5,876,377	–	5,876,377

Spain	–	3,944,223	–	3,944,223

Sweden	–	8,968,588	–	8,968,588

Switzerland	–	4,835,120	–	4,835,120

Taiwan	–	10,552,047	–	10,552,047

United Kingdom	–	59,766,606	–	59,766,606

United States	4,315,136	4,623,807	–	8,938,943

Money Market Funds	37,519,784	10,425,914	–	47,945,698

Total Investments	$128,963,056	$289,799,923	$–	$418,762,979

15	Invesco EQV International Small Company Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,633.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $37,817,433 and $11,454,858, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 76,173,750

Aggregate unrealized (depreciation) of investments	(29,933,148)

Net unrealized appreciation of investments	$ 46,240,602

Cost of investments for tax purposes is $372,522,377.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	504,719	$9,597,556	1,111,536	$20,627,803

Class C	15,548	278,456	35,093	618,279

Class Y	905,625	17,195,617	2,366,207	44,197,209

Class R5	179,135	3,363,994	657,184	12,578,887

Class R6	2,072,804	39,089,487	3,720,766	70,279,827

Issued as reinvestment of dividends:
Class A	-	-	195,890	3,510,417

Class C	-	-	3,418	57,826

Class Y	-	-	99,094	1,777,751

Class R5	-	-	35,782	634,773

Class R6	-	-	269,144	4,771,915

Automatic conversion of Class C shares to Class A shares:
Class A	1,920	36,411	9,836	179,007

Class C	(2,037)	(36,411)	(10,445)	(179,007)

16	Invesco EQV International Small Company Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(609,487)	$(11,576,655)	(1,206,371)	$(22,505,615)

Class C	(11,943)	(212,643)	(43,908)	(776,106)

Class Y	(791,321)	(15,041,382)	(645,079)	(11,964,528)

Class R5	(252,645)	(4,741,218)	(115,158)	(2,150,476)

Class R6	(1,068,555)	(20,092,208)	(1,963,795)	(36,562,920)

Net increase in share activity	943,763	$17,861,004	4,519,194	$85,095,042

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco EQV International Small Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,056.50	$8.87	$1,016.17	$8.70	1.74%
Class C	1,000.00	1,052.80	12.67	1,012.45	12.42	2.49
Class Y	1,000.00	1,058.10	7.60	1,017.41	7.45	1.49
Class R5	1,000.00	1,060.40	5.82	1,019.14	5.71	1.14
Class R6	1,000.00	1,060.40	5.47	1,019.49	5.36	1.07

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco EQV International Small Company Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco EQV International Small Company Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-USA Small Cap Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that

19	Invesco EQV International Small Company Fund

differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the fees comprising the Fund’s total expense ratio relative to those of peers and how the Fund’s expense group does not differentiate by capitalization weightings. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco

20	Invesco EQV International Small Company Fund

Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21	Invesco EQV International Small Company Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	ISC-SAR-1

Semiannual Report to Shareholders	June 30, 2023

Invesco Global Core Equity Fund

Nasdaq:

A: AWSAX ∎ C: AWSCX ∎ R: AWSRX ∎ Y: AWSYX ∎ R5: AWSIX ∎ R6: AWSSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/22 to 6/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.59%
Class C Shares	13.17
Class R Shares	13.48
Class Y Shares	13.73
Class R5 Shares	13.80
Class R6 Shares	13.87
MSCI World Index▼ (Broad Market/Style-Specific Index)	15.09
Lipper Global Large-Cap Core Funds Index∎ (Peer Group Index)	13.20

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Core Equity Fund

Average Annual Total Returns As of 6/30/23, including maximum applicable sales charges

Class A Shares
Inception (12/29/00)	5.00%
10 Years	5.50
5 Years	3.49
1 Year	4.95

Class C Shares
Inception (12/29/00)	5.01%
10 Years	5.47
5 Years	3.90
1 Year	9.19

Class R Shares
Inception (5/23/11)	5.03%
10 Years	5.84
5 Years	4.42
1 Year	10.69

Class Y Shares
Inception (10/3/08)	6.01%
10 Years	6.36
5 Years	4.94
1 Year	11.32

Class R5 Shares
Inception (10/25/05)	4.85%
10 Years	6.42
5 Years	4.96
1 Year	11.32

Class R6 Shares
10 Years	6.31%
5 Years	5.04
1 Year	11.40

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Core Equity Fund

Schedule of Investments

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.75%
Belgium–1.43%
Anheuser-Busch InBev S.A./N.V., ADR(a)	143,880	$8,160,874

China–1.04%
Kweichow Moutai Co. Ltd., A Shares	25,306	5,900,610

Finland–2.30%
Kone OYJ, Class B	250,708	13,096,011

France–2.71%
LVMH Moet Hennessy Louis Vuitton SE	16,349	15,428,974

Germany–9.82%
KION Group AG	643,588	25,879,825

SAP SE	220,212	30,068,613

		55,948,438

Hong Kong–3.52%
AIA Group Ltd.	1,966,000	20,059,458

Japan–0.99%
FANUC Corp.	88,400	3,108,179

Nabtesco Corp.(a)	116,000	2,560,750

		5,668,929

Netherlands–3.34%
Topicus.com, Inc.(b)	231,961	19,024,391

Switzerland–4.96%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	432,956	597,398

Temenos AG	347,353	27,657,036

		28,254,434

United Kingdom–10.53%
British American Tobacco PLC	719,650	23,875,419

Imperial Brands PLC	371,160	8,208,118

London Stock Exchange Group PLC	263,681	27,941,403

		60,024,940

United States–53.11%
Accenture PLC, Class A	56,466	17,424,278

Adobe, Inc.(b)	15,022	7,345,608

Alphabet, Inc., Class A(b)	231,032	27,654,530

	Shares	Value

United States–(continued)
Analog Devices, Inc.	118,232	$23,032,776

Aon PLC, Class A	68,877	23,776,340

Aptiv PLC(b)	169,156	17,269,136

AutoZone, Inc.(b)	1,032	2,573,148

Becton, Dickinson and Co.	75,599	19,958,892

CDW Corp.	91,615	16,811,352

Charter Communications, Inc., Class A(a)(b)	45,695	16,786,972

Equinix, Inc.	2,005	1,571,800

Honeywell International, Inc.	103,154	21,404,455

Microsoft Corp.	95,454	32,505,905

Roche Holding AG	51,626	15,776,673

Sabre Corp.(a)(b)	840,685	2,681,785

Visa, Inc., Class A(a)	127,833	30,357,781

Walt Disney Co. (The)(b)	115,706	10,330,232

Zoetis, Inc.	89,323	15,382,314

		302,643,977

Total Common Stocks & Other Equity Interests (Cost $485,230,562)		534,211,036

Money Market Funds–6.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.05%(c)(d)	21,065,474	21,065,474

Invesco Treasury Portfolio, Institutional Class, 5.03%(c)(d)	14,043,649	14,043,649

Total Money Market Funds (Cost $35,109,123)		35,109,123

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.91% (Cost $520,339,685)		569,320,159

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.72%
Invesco Private Government Fund, 5.10%(c)(d)(e)	12,325,422	12,325,422

Invesco Private Prime Fund, 5.23%(c)(d)(e)	31,697,113	31,693,943

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,021,734)		44,019,365

TOTAL INVESTMENTS IN SECURITIES–107.63% (Cost $564,361,419)		613,339,524

OTHER ASSETS LESS LIABILITIES–(7.63)%		(43,488,125)

NET ASSETS–100.00%	$569,851,399

Investment Abbreviations:

ADR – American Depositary Receipt

Wts. – Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Core Equity Fund

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2023.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,435,683	$ 24,400,860	$ (18,771,069)	$ -	$ -	$21,065,474	$ 487,278
Invesco Treasury Portfolio, Institutional Class	10,290,456	16,267,239	(12,514,046)	-	-	14,043,649	324,227
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,368,461	65,708,622	(63,751,661)	-	-	12,325,422	295,329*
Invesco Private Prime Fund	26,661,758	130,296,387	(125,246,894)	(4,930)	(12,378)	31,693,943	804,404*
Total	$62,756,358	$236,673,108	$(220,283,670)	$(4,930)	$(12,378)	$79,128,488	$1,911,238

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Information Technology	30.51%

Financials	17.92

Industrials	11.59

Communication Services	9.61

Health Care	8.97

Consumer Staples	8.10

Consumer Discretionary	6.77

Real Estate	0.28

Money Market Funds Plus Other Assets Less Liabilities	6.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $485,230,562)*	$534,211,036

Investments in affiliated money market funds, at value (Cost $79,130,857)	79,128,488

Foreign currencies, at value (Cost $570,581)	570,922

Receivable for:
Fund shares sold	17,128

Dividends	968,734

Investment for trustee deferred compensation and retirement plans	126,442

Other assets	63,407

Total assets	615,086,157

Liabilities:
Payable for:
Fund shares reacquired	671,292

Collateral upon return of securities loaned	44,021,734

Accrued fees to affiliates	302,488

Accrued other operating expenses	63,819

Trustee deferred compensation and retirement plans	175,425

Total liabilities	45,234,758

Net assets applicable to shares outstanding	$569,851,399

Net assets consist of:
Shares of beneficial interest	$519,226,410

Distributable earnings	50,624,989

$569,851,399

Net Assets:
Class A	$535,074,854

Class C	$4,483,340

Class R	$1,393,416

Class Y	$22,074,015

Class R5	$987,519

Class R6	$5,838,255

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,025,172

Class C	354,887

Class R	102,152

Class Y	1,605,648

Class R5	70,444

Class R6	415,962

Class A:
Net asset value per share	$13.71

Maximum offering price per share
(Net asset value of $13.71 ÷ 94.50%)	$14.51

Class C:
Net asset value and offering price per share	$12.63

Class R:
Net asset value and offering price per share	$13.64

Class Y:
Net asset value and offering price per share	$13.75

Class R5:
Net asset value and offering price per share	$14.02

Class R6:
Net asset value and offering price per share	$14.04

*	At June 30, 2023, securities with an aggregate value of $43,662,516 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Core Equity Fund

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $362,333)	$4,666,717

Dividends from affiliated money market funds (includes net securities lending income of $86,230)	897,735

Total investment income	5,564,452

Expenses:
Advisory fees	2,172,068

Administrative services fees	39,747

Custodian fees	8,383

Distribution fees:
Class A	648,260

Class C	18,905

Class R	3,308

Transfer agent fees – A, C, R and Y	384,177

Transfer agent fees – R5	461

Transfer agent fees – R6	804

Trustees’ and officers’ fees and benefits	8,023

Registration and filing fees	45,109

Reports to shareholders	40,270

Professional services fees	34,037

Other	13,575

Total expenses	3,417,127

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(88,350)

Net expenses	3,328,777

Net investment income	2,235,675

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	598,390

Affiliated investment securities	(12,378)

Foreign currencies	15,525

601,537

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	67,527,332

Affiliated investment securities	(4,930)

Foreign currencies	22,599

67,545,001

Net realized and unrealized gain	68,146,538

Net increase in net assets resulting from operations	$70,382,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income	$2,235,675	$1,830,251

Net realized gain (loss)	601,537	(2,600,002)

Change in net unrealized appreciation (depreciation)	67,545,001	(166,141,087)

Net increase (decrease) in net assets resulting from operations	70,382,213	(166,910,838)

Distributions to shareholders from distributable earnings:
Class A	–	(15,816,476)

Class C	–	(117,254)

Class R	–	(42,683)

Class Y	–	(799,085)

Class R5	–	(29,867)

Class R6	–	(180,021)

Total distributions from distributable earnings	–	(16,985,386)

Share transactions–net:
Class A	(26,022,889)	(51,359,333)

Class C	534,072	(954,633)

Class R	(185,504)	97,846

Class Y	(2,568,100)	(4,548,444)

Class R5	11,648	3,389

Class R6	77,865	(236,257)

Net increase (decrease) in net assets resulting from share transactions	(28,152,908)	(56,997,432)

Net increase (decrease) in net assets	42,229,305	(240,893,656)

Net assets:
Beginning of period	527,622,094	768,515,750

End of period	$569,851,399	$527,622,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/23	$12.07	$ 0.05	$ 1.59	$ 1.64	$ –	$ –	$ –	$13.71	13.59%	$535,075	1.21	%(d)	1.24	%(d)	0.81	%(d)	3%
Year ended 12/31/22	16.02	0.04	(3.59)	(3.55)	(0.01)	(0.39)	(0.40)	12.07	(22.20)	495,054	1.22		1.26		0.29		11
Year ended 12/31/21	14.61	0.01	2.26	2.27	(0.13)	(0.73)	(0.86)	16.02	15.68	718,327	1.22		1.22		0.06		23
Year ended 12/31/20	15.66	0.14	1.78	1.92	(0.03)	(2.94)	(2.97)	14.61	12.63	686,612	1.22		1.28		0.92		126
Year ended 12/31/19	12.73	0.19	2.93	3.12	(0.19)	–	(0.19)	15.66	24.53	709,829	1.22		1.28		1.33		24
Year ended 12/31/18	16.20	0.15	(2.53)	(2.38)	(0.17)	(0.92)	(1.09)	12.73	(14.90)	605,748	1.22		1.29		0.97		30
Class C
Six months ended 06/30/23	11.16	0.00	1.47	1.47	–	–	–	12.63	13.17	4,483	1.96	(d)	1.99	(d)	0.06	(d)	3
Year ended 12/31/22	14.96	(0.06)	(3.35)	(3.41)	–	(0.39)	(0.39)	11.16	(22.81)	3,462	1.97		2.01		(0.46)		11
Year ended 12/31/21	13.67	(0.10)	2.12	2.02	–	(0.73)	(0.73)	14.96	14.90	5,778	1.97		1.97		(0.69)		23
Year ended 12/31/20	14.94	0.02	1.68	1.70	(0.03)	(2.94)	(2.97)	13.67	11.75	6,307	1.97		2.03		0.17		126
Year ended 12/31/19	12.10	0.08	2.79	2.87	(0.03)	–	(0.03)	14.94	23.74	14,290	1.97		2.03		0.58		24
Year ended 12/31/18	15.44	0.03	(2.40)	(2.37)	(0.05)	(0.92)	(0.97)	12.10	(15.58)	57,163	1.97		2.04		0.22		30
Class R
Six months ended 06/30/23	12.02	0.04	1.58	1.62	–	–	–	13.64	13.48	1,393	1.46	(d)	1.49	(d)	0.56	(d)	3
Year ended 12/31/22	16.00	0.01	(3.60)	(3.59)	–	(0.39)	(0.39)	12.02	(22.45)	1,403	1.47		1.51		0.04		11
Year ended 12/31/21	14.58	(0.03)	2.27	2.24	(0.09)	(0.73)	(0.82)	16.00	15.49	1,732	1.47		1.47		(0.19)		23
Year ended 12/31/20	15.68	0.10	1.77	1.87	(0.03)	(2.94)	(2.97)	14.58	12.28	1,845	1.47		1.53		0.67		126
Year ended 12/31/19	12.72	0.16	2.94	3.10	(0.14)	–	(0.14)	15.68	24.38	1,963	1.47		1.53		1.08		24
Year ended 12/31/18	16.19	0.11	(2.53)	(2.42)	(0.13)	(0.92)	(1.05)	12.72	(15.16)	1,464	1.47		1.54		0.72		30
Class Y
Six months ended 06/30/23	12.09	0.07	1.59	1.66	–	–	–	13.75	13.73	22,074	0.96	(d)	0.99	(d)	1.06	(d)	3
Year ended 12/31/22	16.06	0.07	(3.60)	(3.53)	(0.05)	(0.39)	(0.44)	12.09	(21.99)	21,797	0.97		1.01		0.54		11
Year ended 12/31/21	14.64	0.05	2.27	2.32	(0.17)	(0.73)	(0.90)	16.06	15.97	34,582	0.97		0.97		0.31		23
Year ended 12/31/20	15.64	0.17	1.80	1.97	(0.03)	(2.94)	(2.97)	14.64	12.96	32,476	0.97		1.03		1.17		126
Year ended 12/31/19	12.71	0.23	2.93	3.16	(0.23)	–	(0.23)	15.64	24.87	34,547	0.97		1.03		1.58		24
Year ended 12/31/18	16.19	0.19	(2.54)	(2.35)	(0.21)	(0.92)	(1.13)	12.71	(14.72)	32,382	0.97		1.04		1.22		30
Class R5
Six months ended 06/30/23	12.32	0.07	1.63	1.70	–	–	–	14.02	13.80	988	0.94	(d)	0.95	(d)	1.08	(d)	3
Year ended 12/31/22	16.37	0.08	(3.68)	(3.60)	(0.06)	(0.39)	(0.45)	12.32	(22.02)	857	0.95		0.95		0.56		11
Year ended 12/31/21	14.90	0.06	2.31	2.37	(0.17)	(0.73)	(0.90)	16.37	16.05	1,125	0.93		0.93		0.35		23
Year ended 12/31/20	15.88	0.18	1.81	1.99	(0.03)	(2.94)	(2.97)	14.90	12.89	1,004	0.95		0.95		1.19		126
Year ended 12/31/19	12.90	0.24	2.97	3.21	(0.23)	–	(0.23)	15.88	24.92	755	0.95		0.95		1.60		24
Year ended 12/31/18	16.41	0.20	(2.58)	(2.38)	(0.21)	(0.92)	(1.13)	12.90	(14.70)	533	0.97		0.97		1.22		30
Class R6
Six months ended 06/30/23	12.33	0.08	1.63	1.71	–	–	–	14.04	13.87	5,838	0.87	(d)	0.88	(d)	1.15	(d)	3
Year ended 12/31/22	16.39	0.09	(3.69)	(3.60)	(0.07)	(0.39)	(0.46)	12.33	(21.99)	5,048	0.88		0.88		0.63		11
Year ended 12/31/21	14.91	0.07	2.32	2.39	(0.18)	(0.73)	(0.91)	16.39	16.17	6,971	0.87		0.87		0.41		23
Year ended 12/31/20	15.88	0.19	1.81	2.00	(0.03)	(2.94)	(2.97)	14.91	12.95	6,581	0.89		0.89		1.25		126
Year ended 12/31/19	12.90	0.24	2.98	3.22	(0.24)	–	(0.24)	15.88	24.98	7,085	0.90		0.90		1.65		24
Year ended 12/31/18	16.41	0.20	(2.57)	(2.37)	(0.22)	(0.92)	(1.14)	12.90	(14.64)	6,776	0.91		0.91		1.28		30

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Core Equity Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco Global Core Equity Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

12	Invesco Global Core Equity Fund

consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $5,022 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.800%

Next $250 million	0.780%

Next $500 million	0.760%

Next $1.5 billion	0.740%

Next $2.5 billion	0.720%

Next $2.5 billion	0.700%

Next $2.5 billion	0.680%

Over $10 billion	0.660%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 1.47%, 0.97%, 0.97% and 0.97%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $18,210 and reimbursed class level expenses of $60,107, $438, $153, $2,533, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

13	Invesco Global Core Equity Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2023, IDI advised the Fund that IDI retained $6,007 in front-end sales commissions from the sale of Class A shares and $383 and $29 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2023, the Fund incurred $5,214 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Belgium	$8,160,874	$–	$–	$8,160,874

China	–	5,900,610	–	5,900,610

Finland	–	13,096,011	–	13,096,011

France	–	15,428,974	–	15,428,974

Germany	–	55,948,438	–	55,948,438

Hong Kong	–	20,059,458	–	20,059,458

Japan	–	5,668,929	–	5,668,929

Netherlands	19,024,391	–	–	19,024,391

Switzerland	597,398	27,657,036	–	28,254,434

United Kingdom	–	60,024,940	–	60,024,940

United States	286,867,304	15,776,673	–	302,643,977

Money Market Funds	35,109,123	44,019,365	–	79,128,488

Total Investments	$349,759,090	$263,580,434	$–	$613,339,524

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,909.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

14	Invesco Global Core Equity Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,563,833	$–	$1,563,833

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $15,434,108 and $43,922,557, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 85,187,620

Aggregate unrealized (depreciation) of investments	(37,376,119)

Net unrealized appreciation of investments	$ 47,811,501

Cost of investments for tax purposes is $565,528,023.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	257,621	$3,378,357	445,928	$5,911,040

Class C	131,753	1,601,730	51,160	625,875

Class R	16,177	209,378	24,492	322,326

Class Y	148,014	1,935,803	347,245	4,615,673

Class R5	4,312	57,749	10,280	138,545

Class R6	44,745	584,658	41,717	571,050

Issued as reinvestment of dividends:
Class A	-	-	1,195,268	14,414,935

Class C	-	-	10,109	112,815

Class R	-	-	3,551	42,683

Class Y	-	-	52,332	632,167

Class R5	-	-	2,399	29,557

Class R6	-	-	14,062	173,384

Automatic conversion of Class C shares to Class A shares:
Class A	24,181	317,489	37,843	502,499

Class C	(26,202)	(317,489)	(40,678)	(502,499)

15	Invesco Global Core Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,271,952)	$(29,718,735)	(5,491,960)	$(72,187,807)

Class C	(60,876)	(750,169)	(96,648)	(1,190,824)

Class R	(30,726)	(394,882)	(19,628)	(267,163)

Class Y	(345,673)	(4,503,903)	(749,072)	(9,796,284)

Class R5	(3,439)	(46,101)	(11,844)	(164,713)

Class R6	(37,990)	(506,793)	(71,938)	(980,691)

Net increase (decrease) in share activity	(2,150,055)	$(28,152,908)	(4,245,382)	$(56,997,432)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,135.90	$6.41	$1,018.79	$6.06	1.21%
Class C	1,000.00	1,131.70	10.36	1,015.08	9.79	1.96
Class R	1,000.00	1,134.80	7.73	1,017.55	7.30	1.46
Class Y	1,000.00	1,137.30	5.09	1,020.03	4.81	0.96
Class R5	1,000.00	1,138.00	4.98	1,020.13	4.71	0.94
Class R6	1,000.00	1,138.70	4.61	1,020.48	4.36	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund’s stock selection in and underweight exposure to certain sectors detracted from Fund performance. The Board considered that the Fund changed its

18	Invesco Global Core Equity Fund

Lipper classification in 2022 and underwent a change with respect to the Fund’s investment process and portfolio management team in October 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

    The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the fees comprising the Fund’s total expense ratio relative to those of peers. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the

19	Invesco Global Core Equity Fund

compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Global Core Equity Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	GCE-SAR-1

Semiannual Report to Shareholders	June 30, 2023

Invesco Small Cap Equity Fund

Nasdaq:

A: SMEAX ∎ C: SMECX ∎ R: SMERX ∎ Y: SMEYX ∎ R5: SMEIX ∎ R6: SMEFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/22 to 6/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.69%
Class C Shares	9.41
Class R Shares	9.61
Class Y Shares	9.83
Class R5 Shares	9.97
Class R6 Shares	9.99
S&P 500 Index▼ (Broad Market Index)	16.89
Russell 2000 Index▼ (Style-Specific Index)	8.09
Lipper Small-Cap Core Funds Index ∎ (Peer Group Index)	6.60

Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Small Cap Equity Fund

Average Annual Total Returns
As of 6/30/23, including maximum applicable sales charges

Class A Shares
Inception (8/31/00)	6.96%
10 Years	6.99
5 Years	5.18
1 Year	10.64

Class C Shares
Inception (8/31/00)	6.95%
10 Years	6.96
5 Years	5.59
1 Year	15.36

Class R Shares
Inception (6/3/02)	7.30%
10 Years	7.34
5 Years	6.11
1 Year	16.84

Class Y Shares
Inception (10/3/08)	9.11%
10 Years	7.87
5 Years	6.64
1 Year	17.40

Class R5 Shares
Inception (4/29/05)	8.56%
10 Years	8.04
5 Years	6.82
1 Year	17.62

Class R6 Shares
Inception (9/24/12)	9.06%
10 Years	8.12
5 Years	6.87
1 Year	17.62

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Small Cap Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.28%
Aerospace & Defense–1.28%
Curtiss-Wright Corp.	60,374	$11,088,289

Alternative Carriers–1.08%
Iridium Communications, Inc.	150,142	9,326,821

Apparel Retail–0.70%
Foot Locker, Inc.(b)	222,665	6,036,448

Apparel, Accessories & Luxury Goods–0.94%
Oxford Industries, Inc.(b)	83,046	8,173,387

Application Software–5.88%
Descartes Systems Group, Inc. (The) (Canada)(c)	136,745	10,954,642

Digital Turbine, Inc.(c)	239,599	2,223,479

Manhattan Associates, Inc.(c)	76,329	15,256,641

New Relic, Inc.(c)	98,235	6,428,498

PowerSchool Holdings, Inc., Class A(b)(c)	451,639	8,644,371

Workiva, Inc.(b)(c)	72,931	7,414,165

		50,921,796

Asset Management & Custody Banks–1.92%
Avantax, Inc.(c)	383,462	8,581,880

Federated Hermes, Inc., Class B	224,330	8,042,230

		16,624,110

Automotive Parts & Equipment–1.56%
Visteon Corp.(c)	93,871	13,480,814

Biotechnology–1.77%
Ascendis Pharma A/S, ADR (Denmark)(c)	46,081	4,112,729

CRISPR Therapeutics AG (Switzerland)(b)(c)	38,706	2,172,956

Karuna Therapeutics, Inc.(c)	16,869	3,658,043

Mirati Therapeutics, Inc.(b)(c)	11,631	420,228

Natera, Inc.(c)	102,058	4,966,142

		15,330,098

Broadline Retail–0.95%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	142,626	8,262,324

Building Products–1.13%
Masonite International Corp.(c)	95,589	9,792,137

Cargo Ground Transportation–2.07%
Knight-Swift Transportation Holdings, Inc.	164,144	9,119,841

XPO, Inc.(c)	149,804	8,838,436

		17,958,277

Casinos & Gaming–0.37%
Penn Entertainment, Inc.(b)(c)	132,970	3,195,269

	Shares	Value

Commercial & Residential Mortgage Finance–1.71%
Essent Group Ltd.	159,136	$7,447,565

Radian Group, Inc.	291,726	7,374,833

		14,822,398

Construction & Engineering–2.83%
Comfort Systems USA, Inc.	56,816	9,329,187

WillScot Mobile Mini Holdings Corp.(c)	317,389	15,168,021

		24,497,208

Construction Materials–1.90%
Summit Materials, Inc., Class A(c)	434,186	16,433,940

Electrical Components & Equipment–3.91%
EnerSys	101,811	11,048,530

Nextracker, Inc., Class A(c)	241,985	9,633,423

Vertiv Holdings Co.	533,346	13,210,980

		33,892,933

Electronic Equipment & Instruments–1.29%
Badger Meter, Inc.	75,749	11,177,522

Electronic Manufacturing Services–3.33%
Flex Ltd.(c)	547,600	15,135,664

Jabil, Inc.	126,555	13,659,081

		28,794,745

Environmental & Facilities Services–1.78%
Casella Waste Systems, Inc., Class A(c)	104,512	9,453,110

Montrose Environmental Group, Inc.(b)(c)	141,166	5,945,912

		15,399,022

Financial Exchanges & Data–1.29%
TMX Group Ltd. (Canada)	496,685	11,176,584

Food Retail–1.27%
Sprouts Farmers Market, Inc.(b)(c)	299,253	10,991,563

Gas Utilities–0.86%
ONE Gas, Inc.(b)	97,187	7,464,934

Health Care Equipment–4.20%
AtriCure, Inc.(c)	176,958	8,734,647

CONMED Corp.(b)	91,480	12,431,217

Enovis Corp.(c)	36,571	2,344,932

iRhythm Technologies, Inc.(b)(c)	57,790	6,028,653

QuidelOrtho Corp.(c)	82,822	6,862,631

		36,402,080

Health Care Facilities–2.62%
Encompass Health Corp.	139,719	9,460,374

Tenet Healthcare Corp.(c)	162,482	13,222,785

		22,683,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Small Cap Equity Fund

	Shares	Value

Health Care Services–1.63%
NeoGenomics, Inc.(c)	380,836	$6,120,035

R1 RCM, Inc.(b)(c)	434,565	8,017,724

		14,137,759

Health Care Supplies–0.98%
OrthoPediatrics Corp.(c)	192,814	8,454,894

Health Care Technology–0.88%
Simulations Plus, Inc.(b)	176,033	7,627,510

Homebuilding–1.88%
Taylor Morrison Home Corp., Class A(c)	333,792	16,279,036

Hotels, Resorts & Cruise Lines–1.11%
Travel + Leisure Co.	238,281	9,612,256

Human Resource & Employment Services–0.98%
Alight, Inc., Class A(b)(c)	919,681	8,497,852

Industrial Machinery & Supplies & Components–4.27%
Chart Industries, Inc.(b)(c)	47,113	7,528,186

Gates Industrial Corp. PLC(c)	622,806	8,395,425

ITT, Inc.	118,201	11,017,514

Timken Co. (The)	109,497	10,022,261

		36,963,386

Industrial REITs–2.27%
EastGroup Properties, Inc.	60,758	10,547,589

STAG Industrial, Inc.	253,318	9,089,050

		19,636,639

Interactive Media & Services–0.58%
Eventbrite, Inc., Class A(c)	527,808	5,040,566

Investment Banking & Brokerage–1.97%
LPL Financial Holdings, Inc.	38,534	8,378,448

Piper Sandler Cos.	67,360	8,706,953

		17,085,401

Leisure Products–1.24%
Acushnet Holdings Corp.(b)	195,608	10,695,845

Life & Health Insurance–1.02%
Primerica, Inc.	44,577	8,815,548

Life Sciences Tools & Services–1.49%
CryoPort, Inc.(b)(c)	424,247	7,318,261

Quanterix Corp.(c)	248,017	5,592,783

		12,911,044

Oil & Gas Equipment & Services–2.68%
Cactus, Inc., Class A	194,647	8,237,461

Weatherford International PLC(c)	225,249	14,961,039

		23,198,500

Oil & Gas Exploration & Production–1.70%
Matador Resources Co.	168,770	8,830,047

	Shares	Value

Oil & Gas Exploration & Production–(continued)
Southwestern Energy Co.(b)(c)	985,629	$5,923,630

		14,753,677

Other Specialized REITs–1.30%
Gaming and Leisure Properties, Inc.	231,766	11,231,380

Packaged Foods & Meats–1.07%
Hostess Brands, Inc.(c)	365,281	9,248,915

Paper & Plastic Packaging Products & Materials–1.17%
Graphic Packaging Holding Co.(b)	420,361	10,101,275

Pharmaceuticals–0.16%
Arvinas, Inc.(c)	57,320	1,422,682

Property & Casualty Insurance–1.18%
RLI Corp.	74,646	10,186,940

Regional Banks–4.04%
Cullen/Frost Bankers, Inc.	76,516	8,227,766

First Financial Bankshares, Inc.(b)	240,454	6,850,534

Pinnacle Financial Partners, Inc.	125,889	7,131,612

South State Corp.(b)	90,834	5,976,877

Webster Financial Corp.	180,819	6,825,917

		35,012,706

Reinsurance–2.53%
Reinsurance Group of America, Inc.	87,640	12,154,792

RenaissanceRe Holdings Ltd. (Bermuda)	52,196	9,735,598

		21,890,390

Restaurants–1.96%
Bloomin’ Brands, Inc.	362,596	9,750,206

Papa John’s International, Inc.(b)	97,518	7,199,754

		16,949,960

Semiconductor Materials & Equipment–0.65%
Ichor Holdings Ltd.(c)	149,199	5,594,963

Semiconductors–5.39%
Diodes, Inc.(c)	90,008	8,324,840

Lattice Semiconductor Corp.(c)	147,833	14,202,316

MaxLinear, Inc.(c)	209,247	6,603,835

Power Integrations, Inc.(b)	98,296	9,305,683

Silicon Laboratories, Inc.(b)(c)	52,393	8,264,472

		46,701,146

Specialty Chemicals–1.08%
Ashland, Inc.	107,395	9,333,699

Systems Software–1.18%
CommVault Systems, Inc.(c)	140,520	10,204,562

Technology Distributors–1.12%
Avnet, Inc.	191,390	9,655,626

Trading Companies & Distributors–2.31%
Applied Industrial Technologies, Inc.	77,480	11,221,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Small Cap Equity Fund

	Shares	Value

Trading Companies & Distributors–(continued)
Core & Main, Inc., Class A(c)	280,352	$8,786,232

		20,007,660

Transaction & Payment Processing Services–0.94%
Shift4 Payments, Inc., Class A(b)(c)	119,962	8,146,619

Water Utilities–0.88%
SJW Group	108,338	7,595,577

Total Common Stocks & Other Equity Interests (Cost $677,389,921)		850,919,871

Money Market Funds–1.51%

Invesco Government & Agency Portfolio, Institutional Class, 5.05%(d)(e)	4,583,720	4,583,720

Invesco Liquid Assets Portfolio, Institutional Class, 5.15%(d)(e)	3,272,080	3,272,407

Invesco Treasury Portfolio, Institutional Class, 5.03%(d)(e)	5,238,537	5,238,537

Total Money Market Funds (Cost $13,094,972)		13,094,664

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $690,484,893)		864,014,535

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–15.25%

Invesco Private Government Fund, 5.10%(d)(e)(f)	36,974,538	$36,974,538

Invesco Private Prime Fund, 5.23%(d)(e)(f)	95,086,893	95,077,383

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $132,060,231)		132,051,921

TOTAL INVESTMENTS IN SECURITIES–115.04% (Cost $822,545,124)		996,066,456

OTHER ASSETS LESS LIABILITIES–(15.04)%		(130,186,849)

NET ASSETS–100.00%		$865,879,607

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 6,573,636	$ 37,210,988	$ (39,200,904)	$ -	$ -	$ 4,583,720	$ 148,487
Invesco Liquid Assets Portfolio, Institutional Class	4,690,902	26,579,278	(27,997,175)	(2,104)	1,506	3,272,407	107,748
Invesco Treasury Portfolio, Institutional Class	7,512,727	42,526,844	(44,801,034)	-	-	5,238,537	169,397
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	41,664,730	145,920,037	(150,610,229)	-	-	36,974,538	851,061*
Invesco Private Prime Fund	107,137,875	299,291,474	(311,309,765)	(29,035)	(13,166)	95,077,383	2,298,100*
Total	$167,579,870	$551,528,621	$(573,919,107)	$(31,139)	$(11,660)	$145,146,585	$ 3,574,793

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Small Cap Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2023

Industrials	20.57%

Information Technology	18.83

Financials	16.60

Health Care	13.74

Consumer Discretionary	10.71

Energy	4.38

Materials	4.14

Real Estate	3.57

Consumer Staples	2.34

Other Sectors, Each Less than 2% of Net Assets	3.40

Money Market Funds Plus Other Assets Less Liabilities	1.72

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $677,389,921)*	$850,919,871

Investments in affiliated money market funds, at value (Cost $145,155,203)	145,146,585

Foreign currencies, at value (Cost $150)	152

Receivable for:
Investments sold	5,085,840

Fund shares sold	691,081

Dividends	385,011

Investment for trustee deferred compensation and retirement plans	118,779

Other assets	68,049

Total assets	1,002,415,368

Liabilities:
Payable for:
Investments purchased	3,069,929

Fund shares reacquired	684,831

Collateral upon return of securities loaned	132,060,231

Accrued fees to affiliates	486,781

Accrued other operating expenses	104,905

Trustee deferred compensation and retirement plans	129,084

Total liabilities	136,535,761

Net assets applicable to shares outstanding	$865,879,607

Net assets consist of:
Shares of beneficial interest	$693,357,899

Distributable earnings	172,521,708

$865,879,607

Net Assets:
Class A	$542,581,110

Class C	$12,085,296

Class R	$51,570,249

Class Y	$60,435,652

Class R5	$23,197,024

Class R6	$176,010,276

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	42,791,163

Class C	1,528,225

Class R	4,614,129

Class Y	4,434,225

Class R5	1,524,110

Class R6	11,413,441

Class A:
Net asset value per share	$12.68

Maximum offering price per share (Net asset value of $12.68 ÷ 94.50%)	$13.42

Class C:
Net asset value and offering price per share	$7.91

Class R:
Net asset value and offering price per share	$11.18

Class Y:
Net asset value and offering price per share	$13.63

Class R5:
Net asset value and offering price per share	$15.22

Class R6:
Net asset value and offering price per share	$15.42

*	At June 30, 2023, securities with an aggregate value of $130,186,716 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Small Cap Equity Fund

Statement of Operations

For the six months ended June 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $19,853)	$4,299,845

Dividends from affiliated money market funds (includes net securities lending income of $97,504)	523,136

Total investment income	4,822,981

Expenses:
Advisory fees	3,171,052

Administrative services fees	66,741

Custodian fees	3,429

Distribution fees:
Class A	654,345

Class C	60,325

Class R	122,874

Transfer agent fees – A, C, R and Y	646,765

Transfer agent fees – R5	5,959

Transfer agent fees – R6	30,274

Trustees’ and officers’ fees and benefits	9,479

Registration and filing fees	60,212

Reports to shareholders	67,829

Professional services fees	30,168

Other	10,596

Total expenses	4,940,048

Less: Fees waived and/or expense offset arrangement(s)	(18,971)

Net expenses	4,921,077

Net investment income (loss)	(98,096)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(360,883))	(404,592)

Affiliated investment securities	(11,660)

Foreign currencies	(116)

(416,368)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	79,834,255

Affiliated investment securities	(31,139)

Foreign currencies	4

79,803,120

Net realized and unrealized gain	79,386,752

Net increase in net assets resulting from operations	$79,288,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2023 and the year ended December 31, 2022

(Unaudited)

	June 30, 2023	December 31, 2022

Operations:
Net investment income (loss)	$(98,096)	$(482,026)

Net realized gain (loss)	(416,368)	9,305,393

Change in net unrealized appreciation (depreciation)	79,803,120	(244,398,404)

Net increase (decrease) in net assets resulting from operations	79,288,656	(235,575,037)

Distributions to shareholders from distributable earnings:
Class A	–	(14,530,646)

Class C	–	(547,028)

Class R	–	(1,502,723)

Class Y	–	(1,612,784)

Class R5	–	(509,553)

Class R6	–	(4,971,097)

Total distributions from distributable earnings	–	(23,673,831)

Share transactions–net:
Class A	(12,609,744)	(2,551,680)

Class C	(1,059,893)	(1,464,914)

Class R	227,891	8,362,223

Class Y	(5,098,672)	(10,519,236)

Class R5	(88,904)	(167,742)

Class R6	(50,691,641)	(43,575,940)

Net increase (decrease) in net assets resulting from share transactions	(69,320,963)	(49,917,289)

Net increase (decrease) in net assets	9,967,693	(309,166,157)

Net assets:
Beginning of period	855,911,914	1,165,078,071

End of period	$865,879,607	$855,911,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Small Cap Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/23	$11.56	$(0.01)	$ 1.13	$ 1.12	$ –	$ –	$ –	$12.68	9.69%	$542,581	1.23	%(d)	1.23	%(d)	(0.12	)%(d)	22%
Year ended 12/31/22	14.99	(0.02)	(3.07)	(3.09)	–	(0.34)	(0.34)	11.56	(20.60)	506,506	1.26		1.26		(0.17)		33
Year ended 12/31/21	14.97	(0.04)	2.91	2.87	–	(2.85)	(2.85)	14.99	20.02	660,296	1.22		1.22		(0.22)		22
Year ended 12/31/20	12.50	(0.02)	3.39	3.37	–	(0.90)	(0.90)	14.97	27.29	562,995	1.31		1.31		(0.13)		43
Year ended 12/31/19	11.04	(0.00)	2.86	2.86	–	(1.40)	(1.40)	12.50	26.13	495,573	1.31		1.31		(0.00)		35
Year ended 12/31/18	15.35	(0.03)	(2.23)	(2.26)	–	(2.05)	(2.05)	11.04	(15.16)	427,637	1.28		1.28		(0.21)		22
Class C
Six months ended 06/30/23	7.23	(0.03)	0.71	0.68	–	–	–	7.91	9.41	12,085	1.98	(d)	1.98	(d)	(0.87	)(d)	22
Year ended 12/31/22	9.61	(0.07)	(1.97)	(2.04)	–	(0.34)	(0.34)	7.23	(21.20)	12,069	2.01		2.01		(0.92)		33
Year ended 12/31/21	10.57	(0.12)	2.01	1.89	–	(2.85)	(2.85)	9.61	19.06	17,784	1.97		1.97		(0.97)		22
Year ended 12/31/20	9.11	(0.08)	2.44	2.36	–	(0.90)	(0.90)	10.57	26.36	16,129	2.06		2.06		(0.88)		43
Year ended 12/31/19	8.42	(0.07)	2.16	2.09	–	(1.40)	(1.40)	9.11	25.10	18,873	2.06		2.06		(0.75)		35
Year ended 12/31/18	12.35	(0.12)	(1.76)	(1.88)	–	(2.05)	(2.05)	8.42	(15.76)	37,757	2.03		2.03		(0.96)		22
Class R
Six months ended 06/30/23	10.20	(0.02)	1.00	0.98	–	–	–	11.18	9.61	51,570	1.48	(d)	1.48	(d)	(0.37	)(d)	22
Year ended 12/31/22	13.31	(0.05)	(2.72)	(2.77)	–	(0.34)	(0.34)	10.20	(20.79)	46,851	1.51		1.51		(0.42)		33
Year ended 12/31/21	13.61	(0.07)	2.62	2.55	–	(2.85)	(2.85)	13.31	19.66	51,571	1.47		1.47		(0.47)		22
Year ended 12/31/20	11.45	(0.04)	3.10	3.06	–	(0.90)	(0.90)	13.61	27.09	48,792	1.56		1.56		(0.38)		43
Year ended 12/31/19	10.24	(0.03)	2.64	2.61	–	(1.40)	(1.40)	11.45	25.71	47,521	1.56		1.56		(0.25)		35
Year ended 12/31/18	14.44	(0.07)	(2.08)	(2.15)	–	(2.05)	(2.05)	10.24	(15.35)	50,345	1.53		1.53		(0.46)		22
Class Y
Six months ended 06/30/23	12.41	0.01	1.21	1.22	–	–	–	13.63	9.83	60,436	0.98	(d)	0.98	(d)	0.13	(d)	22
Year ended 12/31/22	16.02	0.01	(3.28)	(3.27)	–	(0.34)	(0.34)	12.41	(20.40)	59,796	1.01		1.01		0.08		33
Year ended 12/31/21	15.80	0.01	3.07	3.08	(0.01)	(2.85)	(2.86)	16.02	20.27	91,380	0.97		0.97		0.03		22
Year ended 12/31/20	13.12	0.02	3.57	3.59	(0.01)	(0.90)	(0.91)	15.80	27.70	66,783	1.06		1.06		0.12		43
Year ended 12/31/19	11.51	0.03	2.98	3.01	–	(1.40)	(1.40)	13.12	26.36	62,023	1.06		1.06		0.25		35
Year ended 12/31/18	15.86	0.00	(2.30)	(2.30)	–	(2.05)	(2.05)	11.51	(14.92)	71,037	1.03		1.03		0.04		22
Class R5
Six months ended 06/30/23	13.84	0.02	1.36	1.38	–	–	–	15.22	9.97	23,197	0.83	(d)	0.83	(d)	0.28	(d)	22
Year ended 12/31/22	17.80	0.03	(3.65)	(3.62)	–	(0.34)	(0.34)	13.84	(20.32)	21,181	0.87		0.87		0.22		33
Year ended 12/31/21	17.28	0.03	3.36	3.39	(0.02)	(2.85)	(2.87)	17.80	20.39	27,506	0.85		0.85		0.15		22
Year ended 12/31/20	14.28	0.04	3.91	3.95	(0.05)	(0.90)	(0.95)	17.28	27.95	21,396	0.88		0.88		0.30		43
Year ended 12/31/19	12.40	0.07	3.21	3.28	–	(1.40)	(1.40)	14.28	26.65	20,674	0.85		0.85		0.46		35
Year ended 12/31/18	16.88	0.03	(2.46)	(2.43)	–	(2.05)	(2.05)	12.40	(14.79)	26,543	0.87		0.87		0.20		22
Class R6
Six months ended 06/30/23	14.03	0.02	1.37	1.39	–	–	–	15.42	9.91	176,010	0.81	(d)	0.81	(d)	0.30	(d)	22
Year ended 12/31/22	18.01	0.04	(3.68)	(3.64)	–	(0.34)	(0.34)	14.03	(20.20)	209,508	0.80		0.80		0.29		33
Year ended 12/31/21	17.45	0.04	3.40	3.44	(0.03)	(2.85)	(2.88)	18.01	20.46	316,542	0.79		0.79		0.21		22
Year ended 12/31/20	14.41	0.05	3.94	3.99	(0.05)	(0.90)	(0.95)	17.45	28.03	274,576	0.81		0.81		0.37		43
Year ended 12/31/19	12.50	0.07	3.24	3.31	–	(1.40)	(1.40)	14.41	26.67	293,300	0.81		0.81		0.50		35
Year ended 12/31/18	16.99	0.05	(2.49)	(2.44)	–	(2.05)	(2.05)	12.50	(14.75)	255,195	0.80		0.80		0.27		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Small Cap Equity Fund

Notes to Financial Statements

June 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Funds Group (Invesco Funds Group) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s primary investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13	Invesco Small Cap Equity Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

14	Invesco Small Cap Equity Fund

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2023, the Fund paid the Adviser $5,045 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

15	Invesco Small Cap Equity Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.730%

Next $500 million	0.715%

Next $1.5 billion	0.700%

Next $2.5 billion	0.685%

Next $2.5 billion	0.670%

Next $2.5 billion	0.655%

Over $10 billion	0.640%

For the six months ended June 30, 2023, the effective advisory fee rate incurred by the Fund was 0.73%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2023, the Adviser waived advisory fees of $9,602.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2023, IDI advised the Fund that IDI retained $37,866 in front-end sales commissions from the sale of Class A shares and $746 and $266 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2023, the Fund incurred $44,192 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

16	Invesco Small Cap Equity Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$850,919,871	$–	$–	$850,919,871

Money Market Funds	13,094,664	132,051,921	–	145,146,585

Total Investments	$864,014,535	$132,051,921	$–	$996,066,456

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended June 30, 2023, the Fund engaged in securities sales of $2,641,594, which resulted in net realized gains (losses) of $(360,883).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,369.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

17	Invesco Small Cap Equity Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2023 was $193,277,797 and $258,722,659, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$222,581,577

Aggregate unrealized (depreciation) of investments	(49,446,948)

Net unrealized appreciation of investments	$173,134,629

Cost of investments for tax purposes is $822,931,827.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2023(a)		December 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,933,591	$23,558,749	5,136,443	$64,986,774

Class C	110,651	849,255	270,323	2,149,348

Class R	561,130	6,046,281	1,529,353	17,514,223

Class Y	551,363	7,216,961	1,776,454	24,391,302

Class R5	114,220	1,675,710	245,308	3,690,075

Class R6	1,798,930	26,357,327	3,216,448	48,312,105

Issued as reinvestment of dividends:
Class A	-	-	1,210,906	13,937,483

Class C	-	-	73,440	528,767

Class R	-	-	147,885	1,502,512

Class Y	-	-	112,947	1,394,901

Class R5	-	-	36,974	509,497

Class R6	-	-	347,555	4,851,865

Automatic conversion of Class C shares to Class A shares:
Class A	68,135	823,524	117,533	1,451,109

Class C	(109,069)	(823,524)	(184,020)	(1,451,109)

Reacquired:
Class A	(3,038,926)	(36,992,017)	(6,699,487)	(82,927,046)

Class C	(141,933)	(1,085,624)	(341,092)	(2,691,920)

Class R	(540,662)	(5,818,390)	(958,686)	(10,654,512)

Class Y	(936,822)	(12,315,633)	(2,774,961)	(36,305,439)

Class R5	(120,023)	(1,764,614)	(297,895)	(4,367,314)

Class R6	(5,323,271)	(77,048,968)	(6,201,361)	(96,739,910)

Net increase (decrease) in share activity	(5,072,686)	$(69,320,963)	(3,235,933)	$(49,917,289)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18	Invesco Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/23)	Ending Account Value (06/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,096.90	$6.39	$1,018.70	$6.16	1.23%
Class C	1,000.00	1,094.10	10.28	1,014.98	9.89	1.98
Class R	1,000.00	1,096.10	7.69	1,017.46	7.40	1.48
Class Y	1,000.00	1,098.30	5.10	1,019.93	4.91	0.98
Class R5	1,000.00	1,099.70	4.32	1,020.68	4.16	0.83
Class R6	1,000.00	1,099.90	4.22	1,020.78	4.06	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2023 through June 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19	Invesco Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of AIM Funds Group (Invesco Funds Group) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the

Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.

(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts

20	Invesco Small Cap Equity Fund

and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board considered that a challenging macro-economic environment for the Fund, including inflation and high interest rates, as well as stock selection in and underweight or overweight exposures to certain sectors negatively impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the

21	Invesco Small Cap Equity Fund

Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22	Invesco Small Cap Equity Fund

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∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-01540 and 002-27334	Invesco Distributors, Inc.	SCE-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 9, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 9, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 24, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 24, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 24, 2023